Commitments and Contingencies - Schedule of Future Minimum Operating Lease Commitments (Details) - Vencore Holding Corp. and KGS Holding Corp. $ in Thousands	Mar. 30, 2018 USD ($)
Lease Payments
2018	$ 18,550
2019	24,091
2020	22,568
2021	11,564
2022	9,904
Thereafter	3,979
Total minimum lease payments	90,656
Sublease Income
2018	1,489
2019	1,770
2020	1,313
2021	0
2022	0
Thereafter	0
Total sublease income	4,572
Net Lease Payment
2018	17,061
2019	22,321
2020	21,255
2021	11,564
2022	9,904
Thereafter	3,979
Total net lease payment	$ 86,084